Stock based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share Based Compensation Restricted Stock Units Award Activity

The following table presents a summary of the Company’s RSU activity:

	RSU’s	Weighted Average Grant Date Fair Value per share
Balance as of December 31, 2016	90,626	7.47
Granted Vested / (Cancelled)	— —	— —

Balance as of December 31, 2017	90,626	7.47
Granted	—	—
Vested as of March 21, 2018	(80,626)	—
Vested as of July 1, 2018	(10,000)

Balance as of December 31, 2018	—	—

Summary of Weighted Average Assumptions of Black-Scholes and Monte Carlo Option-Pricing Models

The fair value of RSU granted during the year ended December 31, 2015, was estimated at the date of grant using the income approach valuation technique, including the Black-Scholes and Monte Carlo option-pricing models, assuming the following weighted average assumptions:

Expected volatility	41.69%
Expected life (in years)	10
Weighted-average estimated fair value of options granted during the year	$7.47

The fair value of stock options granted during the year ended December 31, 2016, was estimated at the date of grant using the income approach valuation technique, including the Black-Scholes and Monte Carlo option-pricing models, assuming the following weighted average assumptions:

Risk-free interest rate	1.84%
Expected volatility	39.9%
Expected life (in years)	10
Weighted-average estimated fair value of options granted during the year	$6.90

The fair value of stock options granted during the year ended December 31, 2017, was estimated at the date of grant using the income approach valuation technique, including the Black-Scholes and Monte Carlo option-pricing models, assuming the following weighted average assumptions:

Risk-free interest rate	1.49%
Expected volatility	40.1%
Expected life (in years)	10
Weighted-average estimated fair value of options granted during the year	$10.737

The fair value of stock options granted during the year ended December 31, 2018, was estimated at the date of each grant using the income approach valuation technique, including the Black-Scholes and Monte Carlo option-pricing models, assuming the following weighted average assumptions:

Grant date	March 1	April 9	May 3	November 1	December 24
Risk-free interest rate	1.49%	2.58%	2.58%	3.11%	2.74%
Expected volatility	40.1%	47.8%	45.7%	41.3%	39.9%
Expected life (in years)	10	10	10	10	10
Weighted-average estimated fair value of options granted during the year	$14.55	17.21	16.81	4.96	13.62
Number of shares	250,000	25,000	250,000	150,000	499,489

Schedule of Fair Value of RSUs granted

The fair value of the RSUs granted during the year ended December 31, 2018, was:

Grant date	September 9	November 26	December 24
Weighted-average estimated fair value of options granted during the year	$15.06	14.82	11.55
Number of shares	340,939	30,000	1,023,220

Summary of Stock Option Activity

The following table presents a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price per share	Remaining Contractual Life
Balance as of December 31, 2016	3,175,000	26.02	6
Granted	600,000	26.02
Balance as of December 31, 2017	3,775,000	26.02	5
Granted	2,693,648	18.40
Forfeited	(2,158,213)	26.34
Balance as of December 31, 2018	4,310,435	21.08	4